Merchandise Inventory (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total merchandise inventory	$ 2,149,725	$ 1,805,090
Allowance for inventory obsolescence	(425,000)	(425,000)
Merchandise inventory, net	1,724,725	1,380,090
Appliances [Member]
Total merchandise inventory	1,917,128	1,538,552
Furniture [Member]
Total merchandise inventory	148,368	184,755
Other [Member]
Total merchandise inventory	$ 84,229	$ 81,783